Related party transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related party transactions
Schedule of related party transactions

The following table summarizes transactions between the Company and significant related parties.

			Transactions for the		Transactions for the
			three months ended		nine months ended
	Balance outstanding as at		September 30,		September 30,
	September 30,	December 31,
	2022	2021	2022	2021	2022	2021
Total Expenses
Global Mining (Note a)	1,249	993	3,485	1,879	9,567	5,129
Ivanhoe Capital Aviation (Note b)	—	—	250	1,167	750	1,167
I-Pulse (Note c)	73	—	286	—	286	—
HPX (Note d)	—	—	—	—	—	487
Total	1,322	993	4,021	3,046	10,603	6,783
Advances
Global Mining (Note a)	1,757	1,855	—	—	—	—

	Transactions for the		Transactions for the nine
	three months ended		months ended
	September 30,		September 30,
	2022	2021	2022	2021
Expense classification
General and administrative expenses	1,626	2,052	4,678	3,987
Exploration expenses	2,395	994	5,925	2,796
	4,021	3,046	10,603	6,783
(a)	Global Mining Management Corp. (“Global Mining”) is a private company based in Vancouver, Canada, that provides administration, accounting, and other office services to the Parent and the Company on a cost-recovery basis. The Company held 7.1% of Global Mining’s outstanding common shares at September 30, 2022 (December 31, 2021 — 7.1%).

Transactions incurred with Global Mining include cost allocations from the Parent totaling $645,000 from the period January 1, 2021 to April 30, 2021.

(b)	Ivanhoe Capital Aviation (“ICA”) is an entity beneficially owned by the Company’s Chief Executive Officer and Chairman. ICA provides use of its aircraft to the Company.
(c)	I-Pulse Inc. (“I-Pulse”) is a significant shareholder of the Company. The Company has reimbursed I-Pulse certain consulting expenses paid by I-Pulse on the Company’s behalf.
(d)	HPX was the parent of the Company prior to the restructuring on April 30, 2021 (Note 1). Post restructuring there was reimbursement to HPX for certain costs paid by HPX on the Company’s behalf.

Parent
Related party transactions
Schedule of related party transactions

	December 31,	December 31,
	2021	2020
CGI (Note a)	$—	$5,756
	$—	$5,756
(a)	CGI had demand loans with HPX bearing interest at the rate of 8% per annum.

Other related parties
Related party transactions
Schedule of related party transactions

			Transactions for the year ended
	Balance outstanding as at December 31,		December 31,
	2021	2020	2021	2020	2019
Total Expenses
Global Mining (Note a)	993	262	6,776	5,710	6,213
Ivanhoe Capital Aviation (Note b)	—	—	1,417	—	—
HPX (Note c)	—	—	499	—	—
Total	993	262	8,692	5,710	6,213
Advances
Global Mining (Note a)	1,855	1,307	—	—	—

	Transactions for the year ended
	December 31,
	2021	2020	2019
Expense classification
General and administrative expenses	5,454	3,060	3,248
Exploration expenses	3,238	2,650	2,965
	8,692	5,710	6,213
(a)	Global Mining Management Corp. (“Global Mining”) is a private company based in Vancouver, Canada, that provides administration, accounting, and other office services to the Parent and the Company on a cost-recovery basis. The Company held 7.1% of Global Mining’s outstanding common shares at December 31, 2021.

Transactions incurred with Global Mining for the year ended December 31, 2021, include cost allocations from the Parent totaling $645,000 (2020 — $2.4 million; 2019 — $2.2 million).

On April 30, 2021, the Contributed Assets received by Ivanhoe Electric included working capital advances to Global Mining totaling $791,000 (Note 1). These advances were recognized on the contribution date.

(b)	Ivanhoe Capital Aviation (“ICA”) is an entity beneficially owned by the Company’s Chief Executive Officer and Chairman. ICA provides use of its aircraft to the Company.
(c)	HPX was the parent of the Company prior to the restructuring on April 30, 2021 (Note 1). Post restructuring there has been reimbursement to HPX for certain costs paid by HPX on the Company’s behalf.